Financial Risk Management - Notional amounts of derivative instruments (Details) - Foreign exchange forward contracts - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative, notional amount	$ 201,125	$ 109,177
Non Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative, notional amount	20,227	9,515
Cash Flow Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative, notional amount	180,898	99,662
Under 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative, notional amount	188,633	100,470
Over 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative, notional amount	$ 12,492	$ 8,707